Equity (Tables)	6 Months Ended
Mar. 31, 2021
Equity
Schedule of noncontrolling interest

The Company’s noncontrolling interest consists of the following:

	March 31,	September 30,
	2021	2020
Paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation loss attributed to noncontrolling interest	(593)	(33,913)
Net loss attributed to noncontrolling interest	(12,197)	(11,520)
Total noncontrolling interest	$902,624	$869,981